Fees Summary	Dec. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,564,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,311.15
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,311.15
Narrative - Max Aggregate Offering Price	$ 8,564,000.00
Final Prospectus	true